Leases - Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 6,030
2021	5,945
2022	6,123
2023	6,307
2024	6,496
Thereafter	34,978
Total	$ 65,879